Schedule of carrying amount of line of credit refinancing (Details) $ in Thousands, $ in Thousands		9 Months Ended
	Sep. 30, 2023 CAD ($)	Jun. 30, 2025 USD ($)
Line of Credit Facility [Line Items]
Line of credit carrying amount, beginning balance		$ 30,603
Line of credit carrying amount, ending balance		$ 23,054
CWB Loans [Member]
Line of Credit Facility [Line Items]
Line of credit carrying amount, beginning balance	$ 41,588
Loss on extinguishment of debt	429
Legal fees	(202)
Line of credit carrying amount, ending balance	$ 41,815